Taxation (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
United States
Income Tax [Line Items]
Maximum applicable income tax rate	29.84%	42.84%	42.84%
United Kingdom
Income Tax [Line Items]
Maximum applicable income tax rate	19.00%	19.25%	20.00%
Germany
Income Tax [Line Items]
Maximum applicable income tax rate	32.98%	32.98%	32.98%